Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable
6.	ACCOUNTS RECEIVABLE

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	265,302	419,317

There was no allowance for doubtful accounts/expected credit losses provision recorded as of December 31, 2019 or 2020.